Property and Equipment - Summary Of Property and Equipment (Detail) - XL Hybrids, Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,774	$ 1,372
Less accumulated depreciation		(934)	(702)
Property and equipment, net	$ 678	840	670
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		630	447
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		45	45
Computers and related equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		30	30
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		346	98
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		559	588
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 164	$ 164